Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 196,549	$ (75,868)	$ 96,309
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of buildings and tenant improvements	288,583	262,825	267,222
Amortization of deferred leasing and other costs	120,467	116,594	118,457
Amortization of deferred financing costs	12,968	13,321	14,530
Straight-line rent adjustment	(14,633)	(19,546)	(23,877)
Impairment charges	3,777	0	12,931
(Gain) loss on debt extinguishment	9,433	0	0
(Gain) loss on acquisitions	(962)	0	(1,057)
Gains on land and depreciated property sales	(201,968)	(13,811)	(169,431)
Third-party construction contracts, net	31,920	(10,837)	(17,352)
Other accrued revenues and expenses, net	21,706	13,300	24,001
Operating distributions received in excess of (less than) equity in earnings from unconsolidated companies	(32,164)	13,179	15,804
Net cash provided by operating activities	435,676	299,157	337,537
Cash flows from investing activities:
Development of real estate investments	(427,355)	(264,755)	(162,070)
Acquisition of real estate investments and related intangible assets	(445,514)	(665,527)	(544,816)
Acquisition of undeveloped land	(76,655)	(64,944)	(14,090)
Second generation tenant improvements, leasing costs and building improvements	(91,798)	(63,884)	(99,264)
Other deferred leasing costs	(35,376)	(27,772)	(26,311)
Other assets	(30,161)	4,504	747
Proceeds from land and depreciated property sales, net	740,039	138,118	1,572,093
Capital distributions from unconsolidated companies	109,158	5,157	59,252
Capital contributions and advances to unconsolidated companies	(61,720)	(28,513)	(34,606)
Net cash provided by (used for) investing activities	(319,382)	(967,616)	750,935
Cash flows from financing activities:
Proceeds from issuance of common shares, net	649,690	315,295	0
Payments for redemption/repurchase of preferred shares	(177,955)	(168,272)	(110,726)
Proceeds from unsecured debt	750,000	600,000	0
Payments on and repurchases of unsecured debt	(685,022)	(222,846)	(334,432)
Proceeds from secured debt financings	1,933	13,336	0
Payments on secured indebtedness including principal amortization	(169,188)	(117,287)	(29,025)
Proceeds from (Repayments of) Lines of Credit, net	(197,000)	264,707	(172,753)
Distributions to common shareholders	(220,297)	(181,892)	(171,814)
Distributions to preferred shareholders	(31,616)	(46,438)	(60,353)
Contributions from (distributions to) noncontrolling interest, net	(8,944)	2,179	(5,292)
Buyout of noncontrolling interests	0	(6,208)	0
Change in book overdrafts	(32,823)	45,272	0
Deferred financing costs	(9,686)	(9,307)	(8,652)
Net cash provided by (used for) financing activities	(130,908)	488,539	(893,047)
Net increase (decrease) in cash and cash equivalents	(14,614)	(179,920)	195,425
Cash and cash equivalents at beginning of year	33,889	213,809	18,384
Cash and cash equivalents at end of year	19,275	33,889	213,809
Non-cash investing and financing activities:
Assumption of indebtedness and other liabilities in real estate acquisitions	107,992	112,754	177,082
Carrying amount of pre-existing ownership interest in acquired property	3,968	0	5,987
Contribution of properties to, net of debt assumed by, unconsolidated companies	2,426	0	53,293
Assumption of indebtedness by buyer in real estate dispositions	0	0	24,914
Conversion of Limited Partner Units to common shares	331	29,213	3,130
Issuance of Limited Partner Units for acquisition	0	0	28,357
Duke Realty Limited Partnership [Member]
Cash flows from operating activities:
Net income (loss)	196,549	(75,868)	96,309
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of buildings and tenant improvements	288,583	262,825	267,222
Amortization of deferred leasing and other costs	120,467	116,594	118,457
Amortization of deferred financing costs	12,968	13,321	14,530
Straight-line rent adjustment	(14,633)	(19,546)	(23,877)
Impairment charges	3,777	0	12,931
(Gain) loss on debt extinguishment	9,433	0	0
(Gain) loss on acquisitions	(962)	0	(1,057)
Gains on land and depreciated property sales	(201,968)	(13,811)	(169,431)
Third-party construction contracts, net	31,920	(10,837)	(17,352)
Other accrued revenues and expenses, net	21,783	13,399	24,036
Operating distributions received in excess of (less than) equity in earnings from unconsolidated companies	(32,164)	13,179	15,804
Net cash provided by operating activities	435,753	299,256	337,572
Cash flows from investing activities:
Development of real estate investments	(427,355)	(264,755)	(162,070)
Acquisition of real estate investments and related intangible assets	(445,514)	(665,527)	(544,816)
Acquisition of undeveloped land	(76,655)	(64,944)	(14,090)
Second generation tenant improvements, leasing costs and building improvements	(91,798)	(63,884)	(99,264)
Other deferred leasing costs	(35,376)	(27,772)	(26,311)
Other assets	(30,161)	4,504	747
Proceeds from land and depreciated property sales, net	740,039	138,118	1,572,093
Capital distributions from unconsolidated companies	109,158	5,157	59,252
Capital contributions and advances to unconsolidated companies	(61,720)	(28,513)	(34,606)
Net cash provided by (used for) investing activities	(319,382)	(967,616)	750,935
Cash flows from financing activities:
Contributions from the General Partner	649,690	315,295	0
Payments for redemption/repurchase of preferred shares	(177,955)	(168,272)	(110,726)
Proceeds from unsecured debt	750,000	600,000	0
Payments on and repurchases of unsecured debt	(685,022)	(222,846)	(334,432)
Proceeds from secured debt financings	1,933	13,336	0
Payments on secured indebtedness including principal amortization	(169,188)	(117,287)	(29,025)
Proceeds from (Repayments of) Lines of Credit, net	(197,000)	264,707	(172,753)
Distributions to common shareholders	(223,362)	(185,299)	(176,593)
Distributions to preferred shareholders	(31,616)	(46,438)	(60,353)
Contributions from (distributions to) noncontrolling interest, net	(5,956)	5,470	(566)
Buyout of noncontrolling interests	0	(6,208)	0
Change in book overdrafts	(32,823)	45,272	0
Deferred financing costs	(9,686)	(9,307)	(8,652)
Net cash provided by (used for) financing activities	(130,985)	488,423	(893,100)
Net increase (decrease) in cash and cash equivalents	(14,614)	(179,937)	195,407
Cash and cash equivalents at beginning of year	33,889	213,826	18,419
Cash and cash equivalents at end of year	19,275	33,889	213,826
Non-cash investing and financing activities:
Assumption of indebtedness and other liabilities in real estate acquisitions	107,992	112,754	177,082
Carrying amount of pre-existing ownership interest in acquired property	3,968	0	5,987
Contribution of properties to, net of debt assumed by, unconsolidated companies	2,426	0	53,293
Assumption of indebtedness by buyer in real estate dispositions	0	0	24,914
Conversion of Limited Partner Units to common shares	331	29,213	3,130
Issuance of Limited Partner Units for acquisition	$ 0	$ 0	$ 28,357